Prepaid Expenses and Other Current Assets (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Prepaid Expense And Other Assets Current [Abstract]
Inventories	$ 6,696	$ 4,007
Advances for working capital purposes	8,750	8,250
Insurance claims	19,764	0
Voyage charters deferred contract costs and other	1,183	1,086
Total prepaid expenses and other current assets	$ 36,393	$ 13,343